Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Index Funds
Entity Central Index Key	0000036405
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000007773
Shareholder Report [Line Items]
Fund Name	500 Index Fund
Class Name	Investor Shares
Trading Symbol	VFINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 1,179,313,000,000
Holdings Count | Holding	514
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$1,179,313
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Communication Services	9.3%
Consumer Discretionary	9.9%
Consumer Staples	5.8%
Energy	3.6%
Financials	12.4%
Health Care	11.7%
Industrials	8.1%
Information Technology	32.4%
Materials	2.2%
Real Estate	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092055
Shareholder Report [Line Items]
Fund Name	500 Index Fund
Class Name	ETF Shares
Trading Symbol	VOO
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
AssetsNet	$ 1,179,313,000,000
Holdings Count | Holding	514
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$1,179,313
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Communication Services	9.3%
Consumer Discretionary	9.9%
Consumer Staples	5.8%
Energy	3.6%
Financials	12.4%
Health Care	11.7%
Industrials	8.1%
Information Technology	32.4%
Materials	2.2%
Real Estate	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007774
Shareholder Report [Line Items]
Fund Name	500 Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 1,179,313,000,000
Holdings Count | Holding	514
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$1,179,313
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Communication Services	9.3%
Consumer Discretionary	9.9%
Consumer Staples	5.8%
Energy	3.6%
Financials	12.4%
Health Care	11.7%
Industrials	8.1%
Information Technology	32.4%
Materials	2.2%
Real Estate	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000170274
Shareholder Report [Line Items]
Fund Name	500 Index Fund
Class Name	Institutional Select Share Class
Trading Symbol	VFFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Share Class	$1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 1,179,313,000,000
Holdings Count | Holding	514
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$1,179,313
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Communication Services	9.3%
Consumer Discretionary	9.9%
Consumer Staples	5.8%
Energy	3.6%
Financials	12.4%
Health Care	11.7%
Industrials	8.1%
Information Technology	32.4%
Materials	2.2%
Real Estate	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007783
Shareholder Report [Line Items]
Fund Name	Growth Index Fund
Class Name	Investor Shares
Trading Symbol	VIGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 251,642,000,000
Holdings Count | Holding	193
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$251,642
Number of Portfolio Holdings	193
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.3%
Consumer Discretionary	16.6%
Consumer Staples	0.6%
Energy	1.0%
Financials	2.4%
Health Care	7.1%
Industrials	7.7%
Real Estate	1.3%
Technology	60.8%
Telecommunications	0.9%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007786
Shareholder Report [Line Items]
Fund Name	Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VUG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 251,642,000,000
Holdings Count | Holding	193
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$251,642
Number of Portfolio Holdings	193
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.3%
Consumer Discretionary	16.6%
Consumer Staples	0.6%
Energy	1.0%
Financials	2.4%
Health Care	7.1%
Industrials	7.7%
Real Estate	1.3%
Technology	60.8%
Telecommunications	0.9%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007784
Shareholder Report [Line Items]
Fund Name	Growth Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VIGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 251,642,000,000
Holdings Count | Holding	193
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$251,642
Number of Portfolio Holdings	193
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.3%
Consumer Discretionary	16.6%
Consumer Staples	0.6%
Energy	1.0%
Financials	2.4%
Health Care	7.1%
Industrials	7.7%
Real Estate	1.3%
Technology	60.8%
Telecommunications	0.9%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007785
Shareholder Report [Line Items]
Fund Name	Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 251,642,000,000
Holdings Count | Holding	193
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$251,642
Number of Portfolio Holdings	193
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.3%
Consumer Discretionary	16.6%
Consumer Staples	0.6%
Energy	1.0%
Financials	2.4%
Health Care	7.1%
Industrials	7.7%
Real Estate	1.3%
Technology	60.8%
Telecommunications	0.9%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007775
Shareholder Report [Line Items]
Fund Name	Value Index Fund
Class Name	Investor Shares
Trading Symbol	VIVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 168,534,000,000
Holdings Count | Holding	350
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$168,534
Number of Portfolio Holdings	350
Portfolio Turnover Rate	5%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.6%
Consumer Discretionary	7.5%
Consumer Staples	9.1%
Energy	7.2%
Financials	19.7%
Health Care	16.8%
Industrials	15.3%
Real Estate	3.1%
Technology	10.7%
Telecommunications	3.3%
Utilities	5.4%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007778
Shareholder Report [Line Items]
Fund Name	Value Index Fund
Class Name	ETF Shares
Trading Symbol	VTV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 168,534,000,000
Holdings Count | Holding	350
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$168,534
Number of Portfolio Holdings	350
Portfolio Turnover Rate	5%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.6%
Consumer Discretionary	7.5%
Consumer Staples	9.1%
Energy	7.2%
Financials	19.7%
Health Care	16.8%
Industrials	15.3%
Real Estate	3.1%
Technology	10.7%
Telecommunications	3.3%
Utilities	5.4%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007776
Shareholder Report [Line Items]
Fund Name	Value Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VVIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 168,534,000,000
Holdings Count | Holding	350
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$168,534
Number of Portfolio Holdings	350
Portfolio Turnover Rate	5%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.6%
Consumer Discretionary	7.5%
Consumer Staples	9.1%
Energy	7.2%
Financials	19.7%
Health Care	16.8%
Industrials	15.3%
Real Estate	3.1%
Technology	10.7%
Telecommunications	3.3%
Utilities	5.4%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007777
Shareholder Report [Line Items]
Fund Name	Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VIVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 168,534,000,000
Holdings Count | Holding	350
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$168,534
Number of Portfolio Holdings	350
Portfolio Turnover Rate	5%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.6%
Consumer Discretionary	7.5%
Consumer Staples	9.1%
Energy	7.2%
Financials	19.7%
Health Care	16.8%
Industrials	15.3%
Real Estate	3.1%
Technology	10.7%
Telecommunications	3.3%
Utilities	5.4%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007787
Shareholder Report [Line Items]
Fund Name	Large-Cap Index Fund
Class Name	Investor Shares
Trading Symbol	VLACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 52,690,000,000
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$52,690
Number of Portfolio Holdings	506
Portfolio Turnover Rate	1%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.4%
Consumer Discretionary	13.5%
Consumer Staples	4.4%
Energy	3.7%
Financials	10.0%
Health Care	11.3%
Industrials	10.8%
Real Estate	2.1%
Technology	38.1%
Telecommunications	1.9%
Utilities	2.5%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007790
Shareholder Report [Line Items]
Fund Name	Large-Cap Index Fund
Class Name	ETF Shares
Trading Symbol	VV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 52,690,000,000
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$52,690
Number of Portfolio Holdings	506
Portfolio Turnover Rate	1%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.4%
Consumer Discretionary	13.5%
Consumer Staples	4.4%
Energy	3.7%
Financials	10.0%
Health Care	11.3%
Industrials	10.8%
Real Estate	2.1%
Technology	38.1%
Telecommunications	1.9%
Utilities	2.5%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007788
Shareholder Report [Line Items]
Fund Name	Large-Cap Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VLCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 52,690,000,000
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$52,690
Number of Portfolio Holdings	506
Portfolio Turnover Rate	1%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.4%
Consumer Discretionary	13.5%
Consumer Staples	4.4%
Energy	3.7%
Financials	10.0%
Health Care	11.3%
Industrials	10.8%
Real Estate	2.1%
Technology	38.1%
Telecommunications	1.9%
Utilities	2.5%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007789
Shareholder Report [Line Items]
Fund Name	Large-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VLISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 52,690,000,000
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$52,690
Number of Portfolio Holdings	506
Portfolio Turnover Rate	1%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.4%
Consumer Discretionary	13.5%
Consumer Staples	4.4%
Energy	3.7%
Financials	10.0%
Health Care	11.3%
Industrials	10.8%
Real Estate	2.1%
Technology	38.1%
Telecommunications	1.9%
Utilities	2.5%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature